SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	880,889	652,339
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 11.92	$ 14.35
Granted, number of shares | Share	863,050	768,066
Granted, weighted average fair value | $ / shares	$ 7.96	$ 10.9
Settled, number of shares | Share	(374,408)	(273,515)
Settled, weighted average fair value | $ / shares	$ 12.65	$ 14.74
Forfeited, number of shares | Share	(76,933)	(266,001)
Forfeited, weighted average fair value | $ / shares	$ 9.1	$ 12.05
Outstanding, end of the year, number of shares | Share	1,292,598	880,889
Outstanding, end of the year, weighted average fair value | $ / shares	$ 9.23	$ 11.92
Performance share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	624,968	474,654
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 12.86	$ 14.82
Granted, number of shares | Share	470,500	384,653
Granted, weighted average fair value | $ / shares	$ 7.98	$ 11.12
Settled, number of shares | Share	(51,050)	(38,087)
Settled, weighted average fair value | $ / shares	$ 17.08	$ 15.47
Forfeited, number of shares | Share	(94,609)	(196,252)
Forfeited, weighted average fair value | $ / shares	$ 14.69	$ 13.69
Outstanding, end of the year, number of shares | Share	949,809	624,968
Outstanding, end of the year, weighted average fair value | $ / shares	$ 10.03	$ 12.86
Deferred share units [Member] | 2019 Long Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	50,601	50,601
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 15.83	$ 15.83
Settled, number of shares | Share	(20,440)	0
Settled, weighted average fair value | $ / shares	$ 15.59	$ 0
Outstanding, end of the year, number of shares | Share	30,161	50,601
Outstanding, end of the year, weighted average fair value | $ / shares	$ 15.99	$ 15.83
Deferred share units [Member] | 2022 DSU Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	62,332	9,143
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 10.97	$ 13.63
Granted, number of shares | Share	75,184	53,189
Granted, weighted average fair value | $ / shares	$ 7.98	$ 10.51
Settled, number of shares | Share	(36,372)	0
Settled, weighted average fair value | $ / shares	$ 9.03	$ 0
Outstanding, end of the year, number of shares | Share	101,144	62,332
Outstanding, end of the year, weighted average fair value | $ / shares	$ 9.44	$ 10.97